Stock-Based Compensation Plans	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Stock-Based Compensation Plans

28. STOCK-BASED COMPENSATION PLANS
Cenovus has a number of stock-based compensation plans that include net settlement rights (“NSRs”), performance share units (“PSUs”), restricted share units (“RSUs”) and deferred share units (“DSUs”).
A) Employee Stock Options
Cenovus has an Employee Stock Option Plan that provides employees with the opportunity to exercise an option to purchase a common share of the Company. Option exercise prices approximate the market value for the common shares on the date the options were issued. Options granted are exercisable at 30 percent of the number granted after one year, an additional 30 percent of the number granted after two years and are fully exercisable after three years. Options expire after seven years.
Options issued by the Company have associated NSRs. The NSR, in lieu of exercising the option, gives the option holder the right to receive the number of common shares that could be acquired with the excess value of the market price of Cenovus's common shares at the time of exercise over the exercise price of the option. Alternatively, the holder may elect to exercise the option and receive a net cash payment equal to the excess of the market price received from the sale of the common shares over the exercise price of the option.
The NSRs vest and expire under the same terms and conditions of the underlying option.
Stock Options With Associated Net Settlement Rights
The weighted average unit fair value of NSRs granted during the year ended December 31, 2025, was $2.64 before considering forfeitures, which are considered in determining total cost for the period. The fair value of each NSR was estimated on its grant date using the Black-Scholes-Merton valuation model with weighted average assumptions as follows:

Risk-Free Interest Rate (percent)	2.61
Expected Dividend Yield (percent)	3.60
Expected Volatility (1) (percent)	20.65
Expected Life (years)	5.30
(1)Expected volatility has been based on historical share volatility of the Company.
For the year ended December 31, 2025, 328 thousand NSRs, with a weighted average exercise price of $9.48, were exercised and settled for 328 thousand common shares.

	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Exercise Price
For the year ended December 31, 2025	(thousands)	($/unit)
Outstanding, Beginning of Year	8,653	17.83
Granted	4,389	20.42
Exercised	(1,384)	11.70
Forfeited	(568)	20.77
Expired	(228)	22.99
Outstanding, End of Year	10,862	19.40

	Outstanding			Exercisable
As at December 31, 2025	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Exercise Price
Range of Exercise Price ($/unit)	(thousands)	(years)	($/unit)	(thousands)	($/unit)
5.00 to 9.99	916	2.14	8.69	916	8.69
10.00 to 14.99	1,246	0.93	11.69	1,246	11.69
15.00 to 19.99	1,398	3.19	19.86	1,376	19.88
20.00 to 24.99	7,083	5.58	21.81	1,279	23.86
25.00 to 29.99	219	5.49	27.18	66	27.18
	10,862	4.45	19.40	4,883	16.83
Cenovus Replacement Stock Options
For the year ended December 31, 2025, 317 thousand Cenovus replacement stock options with a weighted average exercise price of $3.54 were exercised and net settled for cash, and 12 thousand Cenovus replacement stock options were exercised with a weighted average price of $3.54 and settled for 10 thousand common shares.
As at December 31, 2025, no Cenovus replacement stock options were outstanding.
B) Performance Share Units
Cenovus granted PSUs to certain employees under its Performance Share Unit Plan for Employees. The PSUs are time-vested whole-share units that entitle employees to receive, upon vesting, either a common share of Cenovus or a cash payment equal to the value of a Cenovus common share. PSUs granted under the Performance Share Unit Plan for Local Employees in the Asia Pacific region may only be settled in cash.
The number of PSUs eligible to vest is determined by a multiplier that ranges from zero percent to 200 percent and is based on the Company achieving key pre-determined performance measures. PSUs vest after three years.
The Company has recorded a liability of $128 million as at December 31, 2025, (December 31, 2024 – $80 million) for PSUs based on the market value of Cenovus’s common shares at the end of the year. PSUs are paid out upon vesting and, as a result, the intrinsic value was $nil as at December 31, 2025.

Number of Performance Share Units
For the year ended December 31, 2025	(thousands)
Outstanding, Beginning of Year	7,210
Granted	3,365
Vested and Paid Out	(2,305)
Forfeited	(1,016)
Units Granted in Lieu of Base Dividends	275
Outstanding, End of Year	7,529
C) Restricted Share Units
Cenovus granted RSUs to certain employees under its Restricted Share Unit Plan for Employees. RSUs are whole-share units and entitle employees to receive, upon vesting, either a common share of Cenovus or a cash payment equal to the value of a Cenovus common share. RSUs vest over three years. RSUs granted under the Restricted Share Unit Plan for Local Employees in the Asia Pacific region may only be settled in cash.
In connection with the MEG Acquisition, the Company assumed all outstanding MEG restricted share awards that were not accelerated at closing. The MEG restricted share awards continue to be governed by and are subject to the terms and conditions of the corresponding legacy MEG plans, which were assumed by Cenovus. No additional share awards will be granted under the legacy MEG plans. As at December 31, 2025, 1,748 thousand restricted share units were outstanding under the legacy MEG plans.
The Company recorded a liability of $161 million as at December 31, 2025, (December 31, 2024 – $105 million) for RSUs based on the market value of Cenovus’s common shares at the end of the year. As RSUs are paid out upon vesting, the intrinsic value of vested RSUs was $nil as at December 31, 2025.

Number of Restricted Share Units
For the year ended December 31, 2025	(thousands)
Outstanding, Beginning of Year	8,148
Granted	4,358
Assumed Pursuant to the MEG Acquisition (Note 4)	2,630
Vested and Paid Out	(2,828)
Forfeited	(928)
Units Granted in Lieu of Base Dividends	383
Outstanding, End of Year	11,763
D) Deferred Share Units
Under two Deferred Share Unit Plans, Cenovus directors, officers and certain employees may receive DSUs, which are equivalent in value to a common share of the Company. Eligible employees have the option to convert either zero, 25, 50, 75 or 100 percent of their annual bonus award into DSUs. DSUs vest immediately, are settled in cash and are redeemed in accordance with the terms of the agreement and expire on December 15 of the calendar year following the year of cessation of directorship or employment.
The Company recorded a liability of $43 million as at December 31, 2025 (December 31, 2024 – $38 million) for DSUs based on the market value of Cenovus’s common shares at the end of the year. The intrinsic value of vested DSUs equals the carrying value as DSUs vest at the time of grant.

Number of Deferred Share Units
For the year ended December 31, 2025	(thousands)
Outstanding, Beginning of Year	1,761
Granted to Directors	186
Granted	187
Units Granted in Lieu of Base Dividends	71
Redeemed	(371)
Outstanding, End of Year	1,834
E) Total Stock-Based Compensation

For the years ended December 31,	2025	2024
Stock Options With Associated Net Settlement Rights	10	12
Cenovus Replacement Stock Options	(1)	1
Performance Share Units	96	48
Restricted Share Units	76	60
Deferred Share Units	10	5
Total Stock-Based Compensation Expense (Recovery)	191	126